Document and Entity Information - shares	3 Months Ended
	Sep. 30, 2019	Nov. 13, 2019
Document And Entity Information
Document Type	10-Q/A
Amendment Flag	false
Document Period End Date	Sep. 30, 2019
Entity Registrant Name	GALAXY NEXT GENERATION, INC.
Entity Central Index Key	0001127993
Current Fiscal Year End Date	--06-30
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2020
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		16,882,050
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Incorporation	NV
Entity File Number	333-51918